EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
Weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share

	Three Months ended September 30,		Nine Months ended September 30,
	2022	2021	2022	2021
Series A convertible, redeemable preferred shares	5,492,133	8,864,495	7,728,022	8,864,495
Series B convertible, redeemable preferred shares	3,924,419	6,334,150	5,522,080	6,334,150
Stock-based compensation awards	1,927,862	—	2,419,681	—
Legacy Nogin Warrants	472,624	—	572,779	—
PIPE Warrants	531,246	—	179,028	—
SWAG Warrants	8,136,240	—	2,741,883	—
Shares Underlying Convertible Notes	2,166,825	—	730,212	—

Summary of Basic and Diluted Net Loss per Share	The following table presents the Company’s basic and diluted net income (loss) per share:

	Three Months ended September 30,		Nine Months ended September 30,
(In thousands, except share and per share amounts)	2022	2021	2022	2021
Numerator: Basic EPS
Net (loss) income	$(28,896)	$(251)	$(49,812)	$2,074
Less: Undistributed earnings attributable to participating securities	—	—	—	(581)

Net (loss) income attributable to common stockholders-basic	$(28,896)	$(251)	$(49,812)	$1,493

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	49,921,209	39,621,946	43,092,760	39,621,946
Net (loss) income per share attributable to common stock-basic	$(0.58)	$(0.01)	$(1.16)	$0.04

	Three Months ended September 30,		Nine Months ended September 30,
(In thousands, except share and per share amounts)	2022	2021	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(28,896)	$(251)	$(49,812)	$1,493
Denominator: Diluted EPS
Adjusted weighted average shares of common stock outstanding-basic	49,921,209	39,621,946	43,092,760	39,621,946
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	—	—	728,284
Warrants to purchase shares of common stock	—	—	—	546,049

Weighted average shares of common stock outstanding-diluted	49,921,209	39,621,946	43,092,760	40,896,279

Net income (loss) per share attributable to common stock-diluted	$(0.58)	$(0.01)	$(1.16)	$0.04

Nogin Inc [Member]
Summary Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
Weighted-average number of potentially anti-dilutive shares excluded from calculation of earnings per share

	Twelve Months ended December 31,
	2021	2020	2019
Series A convertible, redeemable preferred shares	2,042,483	2,042,483	2,042,483
Series B convertible, redeemable preferred shares	1,459,462	1,459,562	1,459,562

Summary of Basic and Diluted Net Loss per Share	The following table presents the Company’s basic and diluted net loss per share:

	Twelve Months ended December 31,
(In thousands, except share and per share amounts)	2021	2020	2019
Numerator: Basic EPS
Net loss	$(65)	$(1,140)	$—
Less: Undistributed earnings attributable to participating securities	—	—	—

Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	39,621,946	39,621,946	39,621,946

Net loss per share attributable to common stock-basic	$(0.00)	$(0.03)	$—

Numerator: Diluted EPS
Net loss attributable to common stockholders-basic	$(65)	$(1,140)	$—
Denominator: Diluted EPS
Weighted average shares of common stock outstanding-basic	39,621,946	39,621,946	39,621,946
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	—	—
Warrants to purchase shares of common stock	—	—	—

Weighted average shares of common stock outstanding-diluted	39,621,946	39,621,946	39,621,946
Net loss per share attributable to common stock-diluted	$(0.00)	$(0.03)	$—